Operating costs - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs
Personnel costs and directors fees	€ (51,906)	€ (25,495)	€ (17,756)
Depreciation	(1,513)	(513)	(606)
Legal and professional fees	(11,775)	(4,284)	(2,427)
Other operating expenses	(8,506)	(5,339)	(3,626)
Total general and administrative expenses	€ (73,701)	€ (35,631)	€ (24,415)